Cash generated by operations	12 Months Ended
Dec. 31, 2023
CASH GENERATED BY OPERATIONS [Abstract]
Cash generated by operations	34. Cash generated by operations

Figures in million - SA rand	Notes	2023	2022	2021
(Loss)/profit for the year		(37,430)	18,980	33,796
Royalties	11.1	1,050	1,834	2,714
Carbon tax		2	(10)	4
Mining and income tax	11.2	(2,416)	8,924	13,761
Interest income	5.1	(1,369)	(1,203)	(1,202)
Finance expense	5.2	3,299	2,840	2,496
Profit before interest, royalties, carbon tax and tax		(36,864)	31,365	51,569
Non-cash adjusting items:
Amortisation and depreciation	4	10,012	7,087	8,293
Share-based payments	6.7	113	218	383
(Gain)/loss on financial instruments	7	(101)	4,279	6,279
Foreign currency exchange adjustment		(1,647)	82	(394)
Share of results of equity-accounted investees after tax		1,174	(1,287)	(1,989)
Impairments/(reversal of impairments)	10	47,454	(6)	5,148
Early redemption premium on the 2025 Notes		—	—	196
Gain on acquisition	16.2	(898)	—	—
Gain on remeasurement of previous interest in Kroondal	8.2	(298)	—	—
Onerous contract provision	8.1	1,865	—	—
Occupational healthcare gain	31	(365)	(211)	(14)
Loss on deconsolidation of subsidiary	8.1	—	309	—
Profit on sale of Lonmin Canada	8.2	—	(145)	—
Change in estimate of environmental rehabilitation obligation		(56)	(99)	(162)
Deferred revenue recognised	32	(1,252)	(290)	(847)
Cash adjusting items:
Payment of occupational healthcare liability	31	(130)	(66)	(240)
Other non-cash and cash adjusting items		(281)	(490)	(438)
Total cash generated by operations		18,726	40,746	67,784